EQUITY - Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	Nov. 07, 2023	Dec. 31, 2024	Oct. 26, 2024	Oct. 25, 2024	Oct. 24, 2024	Dec. 31, 2023	Nov. 11, 2023	Sep. 15, 2023	Sep. 14, 2023	Sep. 13, 2023	Dec. 29, 2020
Equity
Exercise price of warrants											$ 180
Restricted net assets		$ 107,222				$ 118,909
Ordinary shares, par value (in dollars per share)		$ 0.0045		$ 0.0045	$ 0.00075				$ 0.00075	$ 0.00005
Class A Ordinary Shares
Equity
Ordinary shares, par value (in dollars per share)		$ 0.045	$ 0.045	$ 0.00075		$ 0.045		$ 0.00075	$ 0.00075
Purchase Agreement
Equity
Exercise price of warrants											$ 3
Purchase Agreement | Investor
Equity
Exercise price of warrants							$ 108
Shares Issued Price Per Share							108
Purchase Agreement | Investor | Class A Ordinary Shares
Equity
Issuance of preferred shares (in shares)	175,000
Ordinary shares, par value (in dollars per share)	$ 0.0045
Shares Issued Price Per Share	$ 52.2						52.2
Number of shares issued to each investor	58,333
2023 Warrants | Purchase Agreement | Investor
Equity
Exercise price of warrants	$ 60						$ 60
Warrant share issued	175,000